Income Taxes - Components of Deferred Income Tax Assets and Liabilities (Detail) - USD ($) $ in Millions	Feb. 29, 2016	Feb. 28, 2015
Assets
Deferred Tax Assets, Property, Plant and Equipment	$ 42	$ 81
Non-deductible reserves	122	108
Minimum Taxes	264	268
Deferred Tax Assets, Convertible Debentures	7	121
Deferred Tax Assets, Research and Development	244	199
Tax loss carryforwards	450	84
Other tax carryforwards	60	15
Deferred Tax Assets, Gross	1,189	876
Deferred Tax Assets, Valuation Allowance	993	866
Deferred income tax assets	196	10
Liabilities
Property, plant and equipment	(173)	(15)
Deferred Tax Liabilities Withholding Tax on Unremitted Earnings	0	33
Deferred Tax Liabilities, Gross	(173)	(48)
Deferred income tax liabilities		(38)
Deferred income tax asset-current	0	10
Deferred Tax Assets, Net, Noncurrent	33	0
Deferred income tax liability-long-term	(10)	$ (48)
Net deferred income tax liability	$ 23